Deferred income tax	12 Months Ended
Dec. 31, 2019
Deferred income tax
Deferred income tax

13. Deferred income tax

The movement in deferred tax assets and liabilities during the year was as follows:

	Assets	Liabilities	Total
	$'m	$'m	$'m
At January 1, 2018	428	(790)	(362)
Credited to the income statement (Note 6)	49	17	66
(Charged)/credited to the income statement (Discontinued operation)	(13)	12	(1)
Credited/(charged) to other comprehensive income	7	(3)	4
Reclassification	(36)	36	—
Exchange	(3)	7	4
At December 31, 2018	432	(721)	(289)
IFRS 16	14	(1)	13
Credited to the income statement (Note 6)	17	16	33
Charged to the income statement (Discontinued operation)	(12)	(1)	(13)
Credited to other comprehensive income	30	3	33
Exchange	1	3	4
Disposal of Food & Specialty	(76)	155	79
At December 31, 2019	406	(546)	(140)

The components of deferred income tax assets and liabilities are as follows:

	At December 31,
	2019	2018
	$'m	$'m
Tax losses	40	49
Employee benefit obligations	142	179
Depreciation timing differences	84	83
Provisions	74	69
Other	66	52
	406	432
Available for offset	(202)	(178)
Deferred tax assets	204	254
Intangible assets	(295)	(344)
Accelerated depreciation and other fair value adjustments	(206)	(343)
Other	(45)	(34)
	(546)	(721)
Available for offset	202	178
Deferred tax liabilities	(344)	(543)

The tax credit recognized in the consolidated income statement is analyzed as follows:

	Year ended December 31,
	2019	2018	2017
	$'m	$'m	$'m
Tax losses	(4)	18	(2)
Employee benefit obligations	(11)	3	(21)
Depreciation timing differences	21	4	(6)
Provisions	(2)	(1)	(26)
Other deferred tax assets	1	12	(12)
Intangible assets	19	52	155
Accelerated depreciation and other fair value adjustments	(12)	(20)	29
Other deferred tax liabilities	8	(3)	23
	20	65	140

Deferred tax assets are only recognized on tax loss carry‑forwards to the extent that the realization of the related tax benefit through future taxable profits is probable based on management’s forecasts. The Group did not recognize deferred tax assets of $37 million (2018: $32 million) in respect of tax losses amounting to $146 million (2018: $145 million) that can be carried forward against future taxable income due to uncertainty regarding their utilization.

No provision has been made for temporary differences applicable to investments in subsidiaries as the Group is in a position to control the timing of reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future. Given that exemptions and tax credits would be available in the context of the Group’s investments in subsidiaries in the majority of jurisdictions in which it operates, the aggregate amount of temporary differences in respect of which deferred tax liabilities have not been recognized would not be material.